SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



January 17, 1996


EDGAR Postmaster, BDM: Postmaster


Re:  SunAmerica Equity Funds
     Securities Act File No. 33-8021
     Post-Effective Amendment No. 17

Ladies and Gentlemen:

     I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated January 12, 1996, no changes were made from the Prospectus and the Statement of Additional Information contained in of the Post Effective Amendment No. 17 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on January 12, 1996.

     Please provide a Notice of Acceptance for receipt of this filing.


                    Very truly yours


                    /s/ Robert M. Zakem
                    Robert M. Zakem
                    Senior Vice President
                    and General Counsel